COLLABORATION AGREEMENTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2007
Percentage of gross profits related to sale products	50.00%
Revenues recognized	$ 8,673	$ 22,775
Minimum [Member]
Royalties Maturity			2016
Maximum [Member]
Royalties Maturity			2024